Line of Credit	12 Months Ended
Mar. 31, 2012
Debt Instruments [Abstract]
Debt Disclosure Text Block

4. Line of Credit

The Company completed the closing of a new five year revolving credit facility (“Revolver”) on July 20, 2011. Maximum borrowings under the Revolver total $250,000,000 from April through July and $350,000,000 from August through March. The maturity date for the Revolver is July 20, 2016. As of March 31, 2012, the outstanding balance of the Revolver was $144,149,000, with a weighted average interest rate of 1.69%, and is included in the Long-Term Debt on the Consolidated Balance Sheet. The Revolver is secured by accounts receivable and inventories with a carrying value of $509,744,000. There were $135,763,000 in bank borrowings under the Company's previous revolver at March 31, 2011 which was included in the Current Portion of Long-Term Debt on the Consolidated Balance Sheet. The Company had $10,303,000 and $8,848,000 of outstanding standby letters of credit as of March 31, 2012 and 2011, respectively, which reduces borrowing availability under the Revolver. See Note 5, Long-Term Debt, for additional comments related to the Revolver.